COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	The following table is a summary of our material contractual lease commitments as of September 30, 2014:

Year Ending	Office Rent	Retail/Cultivation Facility Lease
2014	$44,484	$22,200
2015	177,936	88,800
2016	177,936	88,800
2017	88,968	88,800
2018	-	88,800
2019	-	29,600
Total	$489,324	$407,000
The minimum future lease payments under non-cancelable operating leases with remaining term in excess of one year at December 31, 2013 were as follows:

Year Ending	Amount

2014	196,531
2015	172,759
2016	172,759
2017	86,379
Total	$628,428

Schedule of Real Estate Properties [Table Text Block]	A summary of open real estate purchase transactions as of September 30, 2014 is represented in the table below:

Property	Purchase price	Closing date	Net escrow balance	Date escrow opened	Additional rents/fees paid to extend closing date
1	$3,500,000	12/11/2014	$60,000	07/25/2014	$-
2	3,650,000	01/05/2015	35,000	07/21/2014	-
3	2,450,000	12/01/2014	80,000	08/13/2014	-
4	790,000	01/01/2015	24,288	08/12/2014	-
5	480,000	01/31/2015	16,000	08/12/2014	-
6	2,100,000	02/10/2015	90,000	08/13/2014	-
7	595,000	01/31/2015	10,000	08/13/2014	-
8	3,250,000	02/10/2015	90,000	08/19/2014	-
9	2,400,000	02/08/2015	19,000	08/19/2014	-
10	2,300,000	01/08/2015	80,000	08/19/2014	-
11	695,000	10/18/2014	10,000	06/28/2014	-
12	820,000	10/18/2014	45,000	06/28/2014	7,893
13	-		75,000	07/21/2014	-
Total	$23,030,000		$634,288		$7,893